Investment Strategy - REX IncomeMax Option Strategy ETF	Oct. 28, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income and exposure to the share price of select U.S.-listed securities, subject to a limit on potential investment gains. The Fund’s strategy consists of the following elements: (1) constructing a portfolio of U.S.-listed equity securities (each, an “Underlying Security”) (the “Equity Strategy”); and (2) generating income through an options portfolio (the “Options Strategy”), which includes options contracts on the Underlying Securities. The Fund may invest up to 10% of its total assets in cash or U.S. Treasury securities (“U.S. Treasuries”). REX Advisers, LLC (the “Adviser”) serves as the Fund’s investment adviser.

The Fund will seek to provide weekly income in the form of cash distributions by utilizing the following: (1) dividends received, if any, from direct investments in the Underlying Securities from its Equity Strategy; (2) premium income received from its Options Strategy; and (3) investing in short-term U.S. Treasuries.

Equity Strategy

The Fund will invest in Underlying Securities, which primarily include U.S.-listed common stocks.

The Adviser employs a quantitative screening process, whereby the Adviser evaluates various factors, including the implied volatility of the Underlying Security, trading volume and liquidity of both the Underlying Security and options on the Underlying Security. Implied volatility is a measure of the market’s expectation of future price movements of an underlying asset over the life of an option. Generally, the Adviser will seek to invest in Underlying Securities with higher implied volatility, which typically correlates to increased options premiums, allowing the Fund to generate income from its Options Strategy (described below). The Adviser also evaluates material forthcoming events relevant to the issuers of the Underlying Securities, such as scheduled earnings announcements, while also reviewing the trading activity and options contracts tied to such securities. Furthermore, as part of its risk management process in order to seek to lower risk and enhance returns, the Adviser will invest in Underlying Securities across various sectors and industries, reducing the impact of sector-specific events.

Under normal circumstances, the Fund will invest in Underlying Securities directly. However, from time to time, the Fund may invest in financial instruments, including options contracts, to provide synthetic exposure to the Underlying Securities. To provide synthetic exposure to the Underlying Securities, the Fund will use options contracts on Underlying Securities to gain exposure to the share price performance of the Underlying Securities. The allocation between direct and synthetic holdings varies based on strategic decisions and market conditions as assessed by the Adviser. However, the Fund will primarily use synthetic covered Options Strategies. When the Adviser determines it to be more cost-effective, the Fund may directly hold Underlying Securities.

To achieve synthetic exposure to an Underlying Security, the Fund may purchase that Underlying Security’s call options and, simultaneously, sell that Underlying Security’s put options to attempt to replicate the price movements of owning such Underlying Security. The call options purchased by the Fund and the put options sold by the Fund will generally have 1-month to 6-month terms and strike prices that are approximately equal to the then-current share price of the relevant Underlying Security at the time the options contracts are purchased and sold, respectively. The combination of the purchased call options and sold put options provides the Fund with investment exposure equal to approximately 100% of the relevant Underlying Securities for the duration of the applicable options exposure.

The Adviser will typically select between 15-30 Underlying Securities and will implement its Options Strategy on the Underlying Securities. However, when the Adviser deems it appropriate, it may choose as few as five Underlying Securities on which to implement its Options Strategy.

Options Strategy

The Fund seeks to generate income from its Options Strategy by primarily utilizing options contracts on its Underlying Securities. The Fund’s Options Strategy is applied consistently, regardless of whether the Underlying Security is held directly or through synthetic exposure.

The financial instruments in which the Fund enters into will primarily be through options contracts, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. The purchaser of the options contract pays the option seller for the rights granted by the option (this is referred to as the “premium”). Options contracts must be exercised or traded to close within a specified time frame or they expire. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. An options contract is said to be “European Style” when it can be exercised only at its expiration, whereas an “American Style” options contract can be exercised at any time prior to its expiration. The Fund may utilize both European and American style options contracts.

As part of its Options Strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) options contracts on a portion of the Equity Strategy portfolio. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s Options Strategy, the sale of options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Securities’ share price beyond a certain point. For example, if the Underlying Securities’ share price appreciates beyond the strike price of one or more of its sold options contracts, the Fund will lose money on those sold positions, and the losses will, in turn, limit the upside return of the Fund’s equity exposure. As a result, the Fund’s Options Strategy may limit the Fund’s participation in gains in the price performance of the Underlying Securities. Nevertheless, the Fund will not sell (write) an option unless, at the same time, it purchases another option with a lower delta on the same Underlying Security. This strategy is intended to limit the potential risk associated with selling options contracts by ensuring that the Fund holds an offsetting position that can help mitigate losses if the market moves unfavorably. “Delta” is a measure of how much an option contract’s price is expected to change when the price of the underlying reference asset changes. An option with a lower delta is less sensitive to changes in the price of the underlying reference asset.

The Fund may utilize a call spread strategy whereby the Fund will enter into call spread options contracts on the Underlying Securities from which the Fund will receive a premium. The Fund may write (sell) call spreads rather than standalone call options contracts to seek greater participation in the potential appreciation of the Underlying Securities’ share price, while still generating premium income. A call spread is established by selling a call options contract while simultaneously purchasing a call options contract with the same maturity but at a higher strike price. The Fund’s upside participation in any potential increase in the price return of the Underlying Securities is capped at the strike price of the call options contract purchased by the Fund. The combined position is designed to allow the Fund to retain premium income while limiting downside exposure to losses above the strike price of the sold call options and capping upside exposure of the Underlying Securities above the strike price of the purchased call options.

The Fund may also utilize a put write strategy whereby the Fund will write (sell) put options contracts on the Underlying Securities from which the Fund will receive a premium. The position is designed to generate income for the Fund through the receipt of premiums; however, the Fund will be exposed to the risk of loss if the price of the Underlying Security falls below the strike price of the sold put options.

The Adviser will implement its Options Strategy in various market conditions. Depending on the market outlook, the Adviser will select one Options Strategy or a combination of Options Strategies that it believes will best provide the Fund with current income while also generally attempting to provide upside appreciation. The Adviser will adjust the portfolio as necessary to appropriately size positions in response to capital inflows and outflows, ensuring that the Fund’s holdings remain consistent with its investment strategies.

The Adviser also evaluates the performance of each Underlying Security. When the Adviser expects an Underlying Security’s value to appreciate, the Options Strategy is structured to capture additional capital appreciation. Conversely, if the Adviser anticipates a decline in the Underlying Security’s value, the Options Strategy is designed to mitigate potential losses. If the Adviser determines that options on a particular Underlying Security are illiquid, excessively costly, or otherwise unsuitable, the Adviser may instead employ an Options Strategy using options on an ETF that serves as an alternative for that Underlying Security. Although these alternative ETFs may not be the Fund’s targeted Underlying Securities, each qualifies as an eligible Underlying Security under the Fund’s investment strategy. The Fund’s Options Strategy that utilizes such alternative ETFs will be fully covered, meaning the Fund will hold shares of the corresponding ETF when it utilizes options contracts.

The Fund may be subject to different outcomes depending on the Options Strategy utilized by the Adviser. The specific Options Strategy utilized by the Adviser may impact the risk-return profile of the Fund, potentially affecting volatility, income generation, gain potential, and capital preservation.

Additionally, the premiums the Fund receives from selling options contracts are directly influenced by market volatility (i.e., higher market volatility typically results in higher premiums). Therefore, the Adviser analyzes market conditions to determine the timing and type of the Options Strategy to employ to achieve the Fund’s primary objective of current income. By strategically entering and exiting options positions, the Adviser seeks to enhance the Fund’s income potential.

U.S. Treasuries

The Fund will hold cash, short-term U.S. Treasuries, including bills, notes and bonds, as well as money market funds. These securities provide collateral for the Fund’s Options Strategy and contributes to the Fund’s income generation.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.